Securitisation, covered bonds and other transferred assets	12 Months Ended
Sep. 30, 2018
Securitisation, covered bonds and other transferred assets
Securitisation, covered bonds and other transferred assets

Note 25. Securitisation, covered bonds and other transferred assets

The Group enters into transactions in the normal course of business by which financial assets are transferred to counterparties or structured entities. Depending on the circumstances, these transfers may result in derecognition of the assets in their entirety, partial derecognition or no derecognition of the assets subject to the transfer. For the Group’s accounting policy on derecognition of financial assets refer to the notes to the financial statements section before Note 10 titled ‘Financial assets and financial liabilities’.

Securitisation

Securitisation is the transferring of assets (or an interest in either the assets or the cash flows arising from the assets) to a structured entity which then issue the majority interest bearing debt securities to third party investors for funding deals and to Westpac for liquidity deals.

Own assets securitised

Securitisation of its own assets is used by Westpac as a funding and liquidity tool.

For securitisation structured entities which Westpac controls, as defined in Note 35, the structured entities are classified as subsidiaries and consolidated. When assessing whether Westpac controls a structured entity, it considers its exposure to and ability to affect variable returns. Westpac may have variable returns from a structured entity through ongoing exposures to the risks and rewards associated with the assets, the provision of derivatives, liquidity facilities, trust management and operational services.

Undrawn funding and liquidity facilities of $517 million were provided by Westpac (2017: $511 million) for the securitisation of its own assets.

Customer conduits

Westpac also facilitates securitisation structures to arrange funding on behalf of customers in customer conduits through a subsidiary (Waratah Receivables Corporation Limited and its subsidiaries). The assets securitised are not assets of Westpac.  The lending provided to the customer conduits is disclosed in Note 10 and the funding liability is disclosed in Note 19.

Westpac provided undrawn liquidity facilities to the customer conduits of nil at 30 September 2018 (2017: $392 million).

Covered bonds

The Group has two covered bond programs relating to Australian residential mortgages (Australian Program) and New Zealand residential mortgages (New Zealand Program). Under these programs, selected pools of residential mortgages are assigned to bankruptcy remote structured entities which provide guarantees on the payments to bondholders. Through the guarantees and derivatives with the structured entities, Westpac has variable returns from these structured entities and consolidated them.

Security repurchase agreements

Where securities are sold subject to an agreement to repurchase at a predetermined price, they remain recognised on the balance sheet in their original category (i.e. Trading securities or Available-for-sale securities).

The cash consideration received is recognised as a liability (Security repurchase agreements). Refer to Notes 16 and 18 for further details.

The following table presents Westpac’s assets transferred and their associated liabilities:

Consolidated			For those liabilities that only have recourse to
			the transferred assets:
	Carrying	Carrying
	amount of	amount of	Fair value of	Fair value of
	transferred	associated	transferred	associated	Net fair value
$m	assets	liabilities	assets	liabilities	position
2018
Securitisation - own assets1	7,631	7,588	7,662	7,565	97
Covered bonds2	43,088	35,434	n/a	n/a	n/a
Repurchase agreements	12,492	9,522	n/a	n/a	n/a

Total3	63,211	52,544	7,662	7,565	97

2017
Securitisation - own assets1	8,249	8,209	8,282	8,223	59
Covered bonds2	42,122	34,516	n/a	n/a	n/a
Repurchase agreements	18,746	12,960	n/a	n/a	n/a

Total3	69,117	55,685	8,282	8,223	59

Parent Entity			For those liabilities that only have recourse to
			the transferred assets:

	Carrying	Carrying
	amount of	amount of	Fair value of	Fair value of
	transferred	associated	transferred	associated	Net fair value
$m	assets	liabilities	assets	liabilities	position

2018
Securitisation - own assets1	97,259	96,728	97,291	96,473	818
Covered bonds2	36,190	30,268	n/a	n/a	n/a
Repurchase agreements	12,492	9,522	n/a	n/a	n/a

Total	145,941	136,518	97,291	96,473	818

2017
Securitisation - own assets1,4	98,368	97,872	98,434	96,478	1,956
Covered bonds2	35,202	29,698	n/a	n/a	n/a
Repurchase agreements	18,728	12,942	n/a	n/a	n/a

Total	152,298	140,512	98,434	96,478	1,956

1The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.

2The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.

3This table excludes securitisation – customer conduits as the assets securitised are not assets of Westpac.
4Comparatives have been revised for consistency.